Realized Gains on Sales of Investments, Net	12 Months Ended
Dec. 31, 2024
Realized Gains on Sales of Investments, Net [Abstract]
Realized gains on sales of investments, net
22	Realized gains on sales of investments, net

The gross realized gains on sales of investments are RMB28,330,375, RMB38,169,360 and RMB3,646,607 for the years ended December 31, 2022, 2023 and 2024, respectively. The gross realized losses on sales of investments are RMB7,763,703, RMB31,620,876 and RMB7,771,643 for the years ended December 31, 2022, 2023 and 2024, respectively.